Note 27 - Discontinued Operations - Components of Discontinued Operation's Net Income (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 20, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Income from discontinued operations			$ 1,848	$ 41,411
After tax gain on the sale of Conduit	$ 89,700		89,694
Net Income for discontinued operations			$ 91,542	$ 41,411